STOCK-BASED COMPENSATION - RSUs (Details) - Vimeo Inc. - Restricted Stock Units (RSUs) [Member] shares in Thousands	12 Months Ended
Dec. 31, 2020 $ / shares shares
Number of Shares
Granted (shares)	88
Vested (shares)	0
Unvested on January 1, 2020 (shares)	88
Weighted Average Grant Date Fair Value
Granted (USD per share) | $ / shares	$ 17.33
Unvested at December 31, 2020 (USD per share) | $ / shares	$ 17.33